Results from financial transactions - Summary of Results from Financial Transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of result from financial transaction [Line Items]
Net fair value change of derivatives	€ (1,159)	€ 239	€ 123
Net foreign currency gains and (losses)	(20)	41	€ (29)
Aegon N.V [member]
Disclosure of result from financial transaction [Line Items]
Net fair value change of derivatives	56	(68)
Net foreign currency gains and (losses)		(2)
Net fair value change on borrowings and other financial liabilities		2
Total	€ 56	€ (68)